CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $		$ 22,410		$ 7,470
Trade receivables, allowance for credit losses | $		$ 0		$ 1,117
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		120,000,000		120,000,000
Ordinary shares, shares issued		87,834,902		87,413,119
Ordinary shares, shares outstanding		84,353,379		83,931,596
Treasury stock, ordinary shares		3,481,523		3,481,523